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August 4, 2006

VIA EDGAR

Filing Desk

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Southern National Bancorp of Virginia, Inc.

Registration Statement on Form S-1

Ladies and Gentlemen:

Attached for filing on behalf of Southern National Bancorp of Virginia, Inc. (“SNBV”) is a Registration Statement on Form S-1 (the “Registration Statement”), which is being filed pursuant to the requirements of Regulation S-T. The Registration Statement relates to the offering of up to 2,000,000 shares of the common stock of SNBV in a “best efforts” initial public offering. SNBV has previously wired to the Securities and Exchange Commission the sum of $3,210.00 in payment of the applicable filing fee.

Please do not hesitate to call the undersigned or Jeffrey A. Koeppel at the above-listed number if there are any questions regarding the Registration Statement or if we can be of assistance in any way.

Sincerely yours,

/s/ Timothy B. Matz
Timothy B. Matz